EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]
The following table presents a reconciliation of the weighted-average diluted shares outstanding:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)

Weighted-average common shares outstanding - basic	27,677	23,521	19,674
Dilutive effect of share-based compensation:
Restricted stock	—	307	119
SARs	—	40	21
Non-employee director deferred compensation	—	3	7
Weighted-average common and common share equivalents outstanding - diluted	27,677	23,871	19,821

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following table presents the weighted-average common share equivalents excluded from the calculation of diluted earnings per share due to their anti-dilutive effect:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)

Weighted-average common share equivalents excluded from diluted earnings per share due to their anti-dilutive effect:
Restricted stock	694	220	204
SARs	116	22	—
Stock options	7	9	10
Non-employee director deferred compensation	3	—	—
Total anti-dilutive common share equivalents	820	251	214